Disclosure of reconciliation to statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Statutory tax rate	27.00%	27.00%
Tax expense at statutory rate	$ 53,656	$ 1,513
Effect of Deductions related to mining taxes	(6,075)	(3,223)
Adjusted income taxes	47,581	(1,710)
Mining tax expense (recovery)	19,367	12,771
Adjusted income tax expense after mining tax expense (recovery)	66,948	11,061
Permanent differences related to capital items	1,462	401
Permanent differences related to other income tax permanent differences	338	262
Impact of remeasurement on decommissioning liability	15,290	13,803
Temporary income tax differences not recognized	10,015	8,598
Impact related to differences in tax rates in foreign operations	4,605	2,250
Impact of changes to statutory tax rate	(52,855)	7,960
Foreign exchange on non-monetary items	(9,387)	(3,433)
Impact related to tax assessments and tax return amendments	(1,587)	(104)
Tax expense (recovery)	$ 34,829	$ 40,798